Commitments and Contingencies - Additional Information (Details) - USD ($)	1 Months Ended			3 Months Ended		6 Months Ended		12 Months Ended
	Oct. 31, 2022	Apr. 30, 2021	Feb. 29, 2020	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 11, 2020
Loss Contingencies [Line Items]
Aggregate Purchase Price Of Common Stock						$ 100,000,000
underwriting discount per unit						$ 0.20
Additional fee per unit				$ 0.35		$ 0.35
Amount of deferred underwriting compensation noncurrent				$ 9,600,000		$ 9,600,000
IPO
Loss Contingencies [Line Items]
Issuance Price Per Share								$ 10.00			$ 10.00
Amount of underwriting discount						$ 5,500,000
Class A Common Stock
Loss Contingencies [Line Items]
Issuance Price Per Share				$ 10.00		$ 10.00					$ 11.50
Maximum | Class A Common Stock
Loss Contingencies [Line Items]
Issuance Price Per Share				$ 9.20		$ 9.20		$ 9.20
A Place For Rover INC
Loss Contingencies [Line Items]
Base lease payments receivable	$ 1,400,000
Sublease Income				$ 174,000		$ 344,000		$ 700,000	$ 700,000	$ 100,000
Cease use liability									361,000
Remained cease use liability									297,000
Operating Leases, Facilities Rent Expense								$ 3,600,000	$ 4,000,000.0	$ 2,100,000
Lease terms description						lease term less than 12 months
Sublease extend term		one additional year	two years
Lease payments plus reimbursement		$ 1,700,000	$ 1,400,000
Net rent expense					$ 900,000		$ 1,800,000
Net rent expense includes sublease income					$ 200,000		$ 400,000
A Place For Rover INC | Minimum
Loss Contingencies [Line Items]
Lease terms				84 months		84 months
Renew lease terms				1 year		1 year
A Place For Rover INC | Maximum
Loss Contingencies [Line Items]
Lease terms				137 months		137 months
Renew lease terms				7 years		7 years